Statements of Changes in Stockholders' Equity (Deficiency) (CAD)	Common Stock	Private placement, common share issuances for cash at $1.00 per unit in October, 2003	Private placement, common share issuances for cash at $10.00 per share in January, 2004	Private placement, common share issuances for cash at $50.00 per unit in June, 2006	Deficit Accumulated During the Exploration Stage CAD	Additional Paid-In Capital CAD	Total CAD
Beginning balance (shares) at Aug. 07, 2003	300,000
Common stock issued (shares)		95,000
Common stock issued						95,000	95,000
Net loss for the year					(14,261)		(14,261)
Ending balance at Dec. 31, 2003					(14,261)	95,000	80,739
Ending balance (shares) at Dec. 31, 2003	395,000
Common stock issued (shares)			574
Common stock issued						5,735	5,735
Net loss for the year					(88,541)		(88,541)
Ending balance at Dec. 31, 2004					(102,802)	100,735	(2,067)
Ending balance (shares) at Dec. 31, 2004	395,574
Stock-based compensation						35,145	35,145
Net loss for the year					(102,996)		(102,996)
Ending balance at Dec. 31, 2005					(205,798)	135,880	(69,918)
Beginning balance (shares) at Dec. 31, 2005	395,574
Conversion of bridge loans to equity (shares)	7,316
Conversion of bridge loans to equity						124,367	124,367
Common stock issued (shares)				11,000
Common stock issued						550,000	550,000
Issuance of shares upon the exercise of stock options (shares)	2,250
Issuance of shares upon the exercise of stock options						56,250	56,250
Stock-based compensation						27,039	27,039
Net loss for the year					(328,650)		(328,650)
Ending balance at Dec. 31, 2006					(534,448)	893,536	359,088
Ending balance (shares) at Dec. 31, 2006	416,139
Stock-based compensation						6,725	6,725
Net loss for the year					(311,873)		(311,873)
Ending balance at Dec. 31, 2007					(846,321)	900,261	53,940
Ending balance (shares) at Dec. 31, 2007	416,139
Stock-based compensation						2,091	2,091
Net loss for the year					99,506		99,506
Ending balance at Dec. 31, 2008					(746,815)	902,352	155,537
Beginning balance (shares) at Dec. 31, 2008	416,139
Issuance of shares upon the exercise of warrants (shares)	10,000
Issuance of shares upon the exercise of warrants						100,000	100,000
Net loss for the year					(226,149)		(226,149)
Ending balance at Dec. 31, 2009					(972,964)	1,002,352	29,388
Ending balance (shares) at Dec. 31, 2009	426,139
Share cancellation	(160,000)
Net loss for the year					(28,791)		(28,791)
Ending balance at Dec. 31, 2010					(1,001,755)	1,002,352	597
Ending balance (shares) at Dec. 31, 2010	266,139
Shares issued in reverse split	13
Net loss for the year					(41,831)		(41,831)
Ending balance at Dec. 31, 2011					(1,043,586)	1,002,352	(41,234)
Ending balance (shares) at Dec. 31, 2011	266,152